36. RELATED PARTIES´ TRANSACTIONS (Details 10) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Trade receivables, current	$ 12,259	$ 8,904
Other receivables, non current	2,168	2,177
Other receivables, current	6,886	5,240
Trade payables, current	18,052	12,867
Other payables, current	1,408	1,001
Borrowings, non current	37,126	15,286
Borrowings, current	5,840	10,686
Provisions, non current	4,435	6,267
Provisions, current	798	806
Ultracore
Disclosure of transactions between related parties [line items]
Trade receivables, current	0	0
Other receivables, non current	0	0
Other receivables, current	10	4
Refinor
Disclosure of transactions between related parties [line items]
Trade receivables, current	10	6
Other receivables, non current	0	0
Other receivables, current	0	4
Trade payables, current	53	32
Other payables, current	0	0
Borrowings, non current	0	0
Borrowings, current	0	0
Provisions, non current		0
Provisions, current	0	0
SACDE
Disclosure of transactions between related parties [line items]
Trade receivables, current	25
Other receivables, non current	0
Other receivables, current	2
Other
Disclosure of transactions between related parties [line items]
Trade receivables, current	1	1
Other receivables, non current	0	0
Other receivables, current	1	1
Trade payables, current	0	2
Other payables, current	7	4
Borrowings, non current	0	0
Borrowings, current	0	0
Provisions, non current		0
Provisions, current	0	0
Oldelval
Disclosure of transactions between related parties [line items]
Trade receivables, current		1
Other receivables, non current		0
Other receivables, current		0
Trade payables, current	9	22
Other payables, current	0	0
Borrowings, non current	0	0
Borrowings, current	0	0
Provisions, non current		0
Provisions, current	0	0
Orígenes Seguro de vida
Disclosure of transactions between related parties [line items]
Trade payables, current	0
Other payables, current	0
Borrowings, non current	0
Borrowings, current	2
Provisions, current	0
Orígenes Retiro
Disclosure of transactions between related parties [line items]
Trade payables, current	0	0
Other payables, current	0	0
Borrowings, non current	14	16
Borrowings, current	2	21
Provisions, non current		0
Provisions, current	0	0
OCP
Disclosure of transactions between related parties [line items]
Trade payables, current	0	0
Other payables, current	0	0
Borrowings, non current	0	0
Borrowings, current	0	0
Provisions, non current		366
Provisions, current	389	394
UTE Apache
Disclosure of transactions between related parties [line items]
Trade payables, current		0
Other payables, current		5
Borrowings, non current		0
Borrowings, current		0
Provisions, non current		0
Provisions, current		0
Total related parties
Disclosure of transactions between related parties [line items]
Trade receivables, current	170	108
Other receivables, non current	794	740
Other receivables, current	215	98
Trade payables, current	80	181
Other payables, current	12	14
Borrowings, non current	14	16
Borrowings, current	4	21
Provisions, non current		366
Provisions, current	389	394
Transener
Disclosure of transactions between related parties [line items]
Trade receivables, current	5	10
Other receivables, non current	0	0
Other receivables, current	0	0
Trade payables, current		9
Other payables, current		0
Borrowings, non current		0
Borrowings, current		0
Provisions, non current		0
Provisions, current		0
TGS
Disclosure of transactions between related parties [line items]
Trade receivables, current	129	90
Other receivables, non current	789	733
Other receivables, current	75	88
Trade payables, current	17	116
Other payables, current	0	0
Borrowings, non current	0	0
Borrowings, current	0	0
Provisions, non current		0
Provisions, current	0	0
Greenwind
Disclosure of transactions between related parties [line items]
Trade receivables, current	0
Other receivables, non current	0
Other receivables, current	127
SACME
Disclosure of transactions between related parties [line items]
Trade receivables, current	0	0
Other receivables, non current	5	7
Other receivables, current	0	1
Trade payables, current	0	0
Other payables, current	5	5
Borrowings, non current	0	0
Borrowings, current	0	0
Provisions, non current		0
Provisions, current	$ 0	$ 0